Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Accumulated other comprehensive income (loss)	Common share capital	Preference shares Class A	Additional paid-in capital	Accumulated deficit	Treasury common shares
Beginning balance (in shares) at Dec. 31, 2015			47,293,253	182,863			924,031
Balance at beginning of year at Dec. 31, 2015		$ (90,497)	$ 473	$ 2	$ 1,225,344	$ (368,618)	$ (16,350)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)			(2,393)
Retirement of shares			$ 0		(45)
Issuance of common shares (in shares)			5,994,012
Issuance of common shares			$ 60		131,540
Redemption of preference shares (in shares)				(182,863)
Redemption of preference shares				$ (2)	(170,206)
Share-based compensation					14,072
Share-based settlements					(10,626)
Retirement of common shares	$ (41,913)				(41,913)
Repurchase of warrant					(100)
Cost of issuance of common shares					(5,458)
Sale of treasury common shares					0
Net income for period	115,942					115,942
Common share cash dividends declared and paid, $1.52 per share (2017: $1.28 per share; 2016: $0.40 per share)						(19,346)
Cash dividends declared on preference shares, nil per share (2017: nil per share; 2016: $80.00 per share)						(13,979)
Preference shares guarantee fee						(1,676)
Purchase of treasury common shares (in shares)							97,053
Purchase of treasury common shares							$ (1,588)
Sale of treasury common shares (in shares)							0
Sale of treasury common shares							$ 0
Share-based settlements (in shares)							(1,019,016)
Share-based settlements							$ 17,896
Fractional share payout (in shares)							(2)
Other comprehensive income (loss), net of taxes	(54,183)	(54,183)
Ending balance (in shares) at Dec. 31, 2016			53,284,872	0			2,066
Balance at end of year at Dec. 31, 2016	710,742	(144,680)	$ 533	$ 0	1,142,608	(287,677)	$ (42)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)			0
Retirement of shares			$ 0		0
Issuance of common shares (in shares)			1,407,758
Issuance of common shares			$ 14		4,514
Redemption of preference shares (in shares)				0
Redemption of preference shares				$ 0	0
Share-based compensation					8,110
Share-based settlements					289
Retirement of common shares	0				0
Repurchase of warrant					0
Cost of issuance of common shares					22
Sale of treasury common shares					(1)
Net income for period	153,252					153,252
Common share cash dividends declared and paid, $1.52 per share (2017: $1.28 per share; 2016: $0.40 per share)						(69,731)
Cash dividends declared on preference shares, nil per share (2017: nil per share; 2016: $80.00 per share)						0
Preference shares guarantee fee						0
Purchase of treasury common shares (in shares)							0
Purchase of treasury common shares							$ 0
Sale of treasury common shares (in shares)							(380)
Sale of treasury common shares							$ 13
Share-based settlements (in shares)							(1,686)
Share-based settlements							$ 29
Fractional share payout (in shares)							0
Other comprehensive income (loss), net of taxes	15,628	15,628
Ending balance (in shares) at Dec. 31, 2017			54,692,630	0			0
Balance at end of year at Dec. 31, 2017	822,881	(129,052)	$ 547	$ 0	1,155,542	(204,156)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of shares (in shares)			0
Retirement of shares			$ 0		0
Issuance of common shares (in shares)			666,588
Issuance of common shares			$ 7		3,311
Redemption of preference shares (in shares)				0
Redemption of preference shares				$ 0	0
Share-based compensation					11,664
Share-based settlements					918
Retirement of common shares	0				0
Repurchase of warrant					0
Cost of issuance of common shares					0
Sale of treasury common shares					0
Net income for period	195,184					195,184
Common share cash dividends declared and paid, $1.52 per share (2017: $1.28 per share; 2016: $0.40 per share)						(83,704)
Cash dividends declared on preference shares, nil per share (2017: nil per share; 2016: $80.00 per share)						0
Preference shares guarantee fee						0
Purchase of treasury common shares (in shares)							1,254,212
Purchase of treasury common shares							$ (48,443)
Sale of treasury common shares (in shares)							0
Sale of treasury common shares							$ 0
Share-based settlements (in shares)							0
Share-based settlements							$ 0
Fractional share payout (in shares)							0
Other comprehensive income (loss), net of taxes	(19,475)	(19,475)
Ending balance (in shares) at Dec. 31, 2018			55,359,218	0			1,254,212
Balance at end of year at Dec. 31, 2018	$ 882,343	$ (148,527)	$ 554	$ 0	$ 1,171,435	$ (92,676)	$ (48,443)